Non-Current Liabilities - Provisions	12 Months Ended
Jun. 30, 2022
Non-current provisions [abstract]
Non-Current Liabilities - Provisions	Note 26. Non-Current Liabilities - Provisions

	June 30, 2023	June 30, 2022

	US$	US$
Long service leave	7,631	27,974
Total non-current provisions	7,631	27,974